Transfer of Assets	6 Months Ended
Apr. 30, 2019
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Transfer of Assets

Note 4: Transfer of Assets

Loan Securitization

We sell Canadian mortgage loans to bank-sponsored and third-party Canadian securitization programs, including the Canadian Mortgage Bond program, and directly to third-party investors under the NHA-MBS program and under our own program. We assess whether substantially all of the risk and rewards of the loans have been transferred to determine if they qualify for derecognition.

During the three and six months ended April 30, 2019, we sold $1,024 million and $2,864 million, respectively, of loans to these programs ($3,419 million and $4,418 million, respectively, for the three and six months ended April 30, 2018).

The following table presents the carrying amount and fair value of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		April 30, 2019		October 31, 2018
	Carrying amount of assets (1)	Carrying amount of associated liabilities	Carrying amount of assets (1)	Carrying amount of associated liabilities
Residential mortgages	6,072		5,569
Other related assets (2)	11,096		11,640
Total (3)	17,168	16,694	17,209	16,925

(1)	Carrying amount of loans is net of allowance for credit losses.
(2)

Other related assets represent payments received on account of loans pledged under securitization that have not been applied against the associated liabilities. The payments received are held on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the above table.

(3)

The fair values of assets and associated liabilities are $17,126 million and $16,869 million, respectively, as at April 30, 2019 ($17,105 million and $16,763 million, respectively, as at October 31, 2018).

During the three and six months ended April 30, 2019, we sold and derecognized $72 million and $181 million, respectively, of mortgage loans purchased or originated in the U.S. ($201 million and $430 million, respectively, for the three and six months ended April 30, 2018). We retain the mortgage servicing rights for these loans, which represent our continuing involvement. As at April 30, 2019, the carrying value of the mortgage servicing rights was $49 million ($52 million as at October 31, 2018).